Related Party Transactions (Advisory Service Fee and Reimbursed Operating Expeses) (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Advisory services fee	$ 10,216		$ 16,281	$ 25,515	$ 32,585	$ 63,632	$ 69,122	$ 53,199
Performance Shares
Related Party Transaction [Line Items]
Units canceled/forfeited (in shares)				35,000		0	25,000	0
Executive Officer | Performance Shares
Related Party Transaction [Line Items]
Units canceled/forfeited (in shares)	66,000			66,000
Value of shares forfeited	$ 1,900			$ 1,900
Ashford Inc.
Related Party Transaction [Line Items]
Corporate, general and administrative	316	$ 896	0	1,013	0	$ 896
Ashford Inc. | Affiliated entity
Related Party Transaction [Line Items]
Advisory services fee	10,216		16,281	25,515	32,585	63,632	$ 69,122	$ 53,199
Ashford Inc. | Affiliated entity | Base advisory fee
Related Party Transaction [Line Items]
Advisory services fee	8,557		9,362	17,474	18,351	36,269	35,526	34,650
Ashford Inc. | Affiliated entity | Reimbursable expenses
Related Party Transaction [Line Items]
Advisory services fee	1,567		3,006	3,398	5,396	9,300	8,351	7,472
Ashford Inc. | Affiliated entity | Equity-based compensation
Related Party Transaction [Line Items]
Advisory services fee	92		4,549	4,643	8,838	$ 18,063	$ 25,245	$ 11,077
Ashford Inc. | Affiliated entity | Incentive fee
Related Party Transaction [Line Items]
Advisory services fee	$ 0		$ (636)	$ 0	$ 0